SEGMENTED INFORMATION - FFO reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues		$ 4,096	$ 3,810	$ 3,971
Other income		304	128	105
Direct operating costs	[1]	(1,365)	(1,274)	(1,263)
Share of revenue, other income and direct operating costs from equity-accounted investments		142	98	80
Management service costs		(288)	(235)	(135)
Interest expense		(981)	(976)	(1,001)
Current		(43)	(66)	(70)
Preferred limited partners equity		(55)	(54)	(44)
Preferred equity		(26)	(25)	(26)
Perpetual subordinated notes		(12)
Share of interest and cash taxes from equity-accounted investments		(65)	(37)	(27)
Share of Funds From Operations attributable to non-controlling interests		(773)	(562)	(829)
Depreciation		(1,501)	(1,367)	(1,271)
Foreign exchange and financial instruments gain (loss)		(32)	127	(36)
Deferred income tax (recovery) expense		29	213	27
Other		(307)	(432)	(276)
Share of earnings from equity-accounted investments		(55)	(34)	(24)
Net income attributable to non-controlling interests		564	382	716
Net income (loss) attributable to Unitholders		(368)	(304)	(103)
Share of net income		22	27	29
Net income attributable to participating non-controlling interests		209	180	113
Hydroelectric
Disclosure of operating segments [line items]
Revenues		2,150	2,105	2,361
Wind
Disclosure of operating segments [line items]
Revenues		1,074	915	928
Solar
Disclosure of operating segments [line items]
Revenues		563	539	494
Energy transition
Disclosure of operating segments [line items]
Revenues		309	251	188
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		2,415	2,047	2,021
Other income		301	284	88
Direct operating costs		(840)	(717)	(665)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		1,876	1,614	1,444
Management service costs		(288)	(217)	(116)
Interest expense		(538)	(485)	(466)
Current		(23)	(26)	(31)
Preferred limited partners equity		(55)	(54)	(44)
Preferred equity		(26)	(25)	(26)
Perpetual subordinated notes		(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		934	807	761
Depreciation		(922)	(756)	(643)
Foreign exchange and financial instruments gain (loss)		(129)	(35)	(30)
Deferred income tax (recovery) expense		133	175	30
Other		(384)	(495)	(221)
Share of earnings from equity-accounted investments		0	0	0
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to Unitholders		(368)	(304)	(103)
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		804	824	905
Other income		27	39	3
Direct operating costs		(303)	(301)	(286)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		528	562	622
Management service costs		0	0	0
Interest expense		(147)	(143)	(156)
Current		(1)	1	(7)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		380	420	459
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		169	175	234
Other income		36	54	19
Direct operating costs		(50)	(52)	(72)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		155	177	181
Management service costs		0	0	0
Interest expense		(16)	(18)	(20)
Current		(8)	(7)	(11)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		131	152	150
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		224	211	237
Other income		14	12	0
Direct operating costs		(79)	(92)	(93)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		159	131	144
Management service costs		0	0	0
Interest expense		(28)	(30)	(34)
Current		(3)	(11)	(9)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		128	90	101
Attributable to Unitholders | Wind | North America
Disclosure of operating segments [line items]
Revenues		370	263	223
Other income		27	11	2
Direct operating costs		(120)	(78)	(62)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		277	196	163
Management service costs		0	0	0
Interest expense		(77)	(73)	(66)
Current		0	0	1
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		200	123	98
Attributable to Unitholders | Wind | Brazil
Disclosure of operating segments [line items]
Revenues		29	27	37
Other income		1	3	0
Direct operating costs		(7)	(6)	(9)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		23	24	28
Management service costs		0	0	0
Interest expense		(5)	(6)	(8)
Current		(1)	(1)	(1)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		17	17	19
Attributable to Unitholders | Wind | Europe
Disclosure of operating segments [line items]
Revenues		125	105	95
Other income		98	26	4
Direct operating costs		(36)	(35)	(32)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		187	96	67
Management service costs		0	0	0
Interest expense		(19)	(15)	(17)
Current		(4)	(2)	(2)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		164	79	48
Attributable to Unitholders | Wind | Asia
Disclosure of operating segments [line items]
Revenues		32	28	20
Other income		0	3	0
Direct operating costs		(8)	(6)	(4)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		24	25	16
Management service costs		0	0	0
Interest expense		(8)	(6)	(5)
Current		(1)	(1)	(1)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		15	18	10
Attributable to Unitholders | Solar
Disclosure of operating segments [line items]
Revenues		348	245	138
Other income		39	50	16
Direct operating costs		(89)	(63)	(28)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		298	232	126
Management service costs		0	0	0
Interest expense		(111)	(90)	(52)
Current		(2)	(3)	0
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		185	139	74
Attributable to Unitholders | Energy transition
Disclosure of operating segments [line items]
Revenues		314	169	132
Other income		18	22	11
Direct operating costs		(118)	(61)	(56)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		214	130	87
Management service costs		0	0	0
Interest expense		(49)	(25)	(16)
Current		(3)	(2)	(1)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		162	103	70
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0
Other income		41	64	33
Direct operating costs		(30)	(23)	(23)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0
Adjusted EBITDA		11	41	10
Management service costs		(288)	(217)	(116)
Interest expense		(78)	(79)	(92)
Current		0	0	0
Preferred limited partners equity		(55)	(54)	(44)
Preferred equity		(26)	(25)	(26)
Perpetual subordinated notes		(12)
Share of interest and cash taxes from equity-accounted investments		0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		(448)	(334)	(268)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(163)	(72)	(79)
Other income		(11)	(29)	(8)
Direct operating costs		75	34	34
Share of revenue, other income and direct operating costs from equity-accounted investments		99	67	53
Adjusted EBITDA		0	0	0
Management service costs		0	0	0
Interest expense		29	20	13
Current		3	4	2
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		(32)	(24)	(15)
Share of Funds From Operations attributable to non-controlling interests		0	0	0
Funds From Operations		0	0	0
Depreciation		38	21	13
Foreign exchange and financial instruments gain (loss)		(2)	8	(2)
Deferred income tax (recovery) expense		5	(6)	0
Other		14	11	9
Share of earnings from equity-accounted investments		(55)	(34)	(20)
Net income attributable to non-controlling interests		0	0	0
Net income (loss) attributable to Unitholders		0	0	0
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Revenues		1,844	1,835	2,029
Other income		14	(127)	25
Direct operating costs		(600)	(591)	(632)
Share of revenue, other income and direct operating costs from equity-accounted investments		43	31	27
Adjusted EBITDA		1,301	1,148	1,449
Management service costs		0	(18)	(19)
Interest expense		(472)	(511)	(548)
Current		(23)	(44)	(41)
Preferred limited partners equity		0	0	0
Preferred equity		0	0	0
Perpetual subordinated notes		0
Share of interest and cash taxes from equity-accounted investments		(33)	(13)	(12)
Share of Funds From Operations attributable to non-controlling interests		(773)	(562)	(829)
Funds From Operations		0	0	0
Depreciation		(617)	(632)	(641)
Foreign exchange and financial instruments gain (loss)		99	154	(4)
Deferred income tax (recovery) expense		(109)	44	(3)
Other		63	52	(64)
Share of earnings from equity-accounted investments		0	0	(4)
Net income attributable to non-controlling interests		564	382	716
Net income (loss) attributable to Unitholders		$ 0	$ 0	$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.